JPMorgan Diversified Return U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 0.6%
General Dynamics Corp.	4,358	1,357,996
Lockheed Martin Corp.	2,414	1,016,246
		2,374,242
Automobiles & Parts — 0.4%
Ford Motor Co.	61,755	683,628
Gentex Corp.	33,401	882,454
		1,566,082
Banks — 2.0%
Bank of America Corp.	28,519	1,348,093
Citizens Financial Group, Inc.	6,018	287,179
Fifth Third Bancorp	26,507	1,101,896
First Citizens BancShares, Inc., Class A	780	1,555,913
Huntington Bancshares, Inc.	78,467	1,289,213
KeyCorp	13,184	236,257
Popular, Inc. (Puerto Rico)	8,778	1,005,783
Regions Financial Corp.	15,062	381,521
US Bancorp	9,145	411,159
		7,617,014
Beverages — 2.2%
Boston Beer Co., Inc. (The), Class A *	3,432	710,699
Coca-Cola Co. (The)	20,571	1,396,565
Coca-Cola Consolidated, Inc.	10,981	1,227,127
Keurig Dr Pepper, Inc.	37,267	1,216,768
Molson Coors Beverage Co., Class B	25,131	1,224,382
Monster Beverage Corp. *	20,305	1,192,919
PepsiCo, Inc.	8,169	1,126,668
		8,095,128
Chemicals — 3.4%
Air Products and Chemicals, Inc.	1,509	434,411
Ashland, Inc.	700	36,092
Celanese Corp.	9,518	497,125
CF Industries Holdings, Inc.	14,580	1,353,462
Eastman Chemical Co.	15,280	1,109,481
Ecolab, Inc.	5,516	1,443,868
Element Solutions, Inc.	43,474	1,025,986
FMC Corp.	15,428	602,309
International Flavors & Fragrances, Inc.	18,032	1,280,813
Linde plc	2,415	1,111,528
LyondellBasell Industries NV, Class A	14,128	818,435
Mosaic Co. (The)	23,510	846,595
NewMarket Corp.	1,274	875,238
Olin Corp.	22,885	433,442
Scotts Miracle-Gro Co. (The)	10,274	643,769
Westlake Corp.	594	47,104
		12,559,658

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — 2.1%
A O Smith Corp.	15,004	1,062,133
Builders FirstSource, Inc. *	7,395	940,126
Carlisle Cos., Inc.	1,481	525,326
Carrier Global Corp.	4,383	300,761
Eagle Materials, Inc.	2,929	656,945
Fortune Brands Innovations, Inc.	5,962	325,168
Louisiana-Pacific Corp.	5,630	509,008
Masco Corp.	14,173	965,607
Owens Corning	7,160	998,319
Quanta Services, Inc.	4,145	1,683,409
		7,966,802
Consumer Services — 0.8%
eBay, Inc.	6,631	608,394
Grand Canyon Education, Inc. *	2,162	364,578
H&R Block, Inc.	23,053	1,252,700
Service Corp. International	8,189	624,903
		2,850,575
Electricity — 6.8%
American Electric Power Co., Inc.	14,204	1,607,041
Brookfield Renewable Corp. (Canada)	1,818	66,593
Clearway Energy, Inc., Class C	7,628	248,902
CMS Energy Corp.	15,913	1,174,379
Consolidated Edison, Inc.	13,829	1,431,301
DTE Energy Co.	9,811	1,357,940
Edison International	18,781	978,866
Entergy Corp.	17,886	1,617,431
Evergy, Inc.	21,430	1,517,244
Exelon Corp.	33,053	1,485,402
FirstEnergy Corp.	33,209	1,418,356
IDACORP, Inc.	688	86,227
NRG Energy, Inc.	9,583	1,602,278
OGE Energy Corp.	33,125	1,504,537
Pinnacle West Capital Corp.	16,177	1,465,960
PPL Corp.	43,529	1,553,550
Public Service Enterprise Group, Inc.	13,568	1,218,271
Southern Co. (The)	16,254	1,535,678
Vistra Corp.	8,542	1,781,349
Xcel Energy, Inc.	21,620	1,587,773
		25,239,078
Electronic & Electrical Equipment — 0.4%
Hubbell, Inc.	3,081	1,347,876
Veralto Corp.	1,454	152,423
		1,500,299
Finance & Credit Services — 0.8%
MGIC Investment Corp.	54,210	1,404,039

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
OneMain Holdings, Inc.	16,665	963,070
SLM Corp.	19,793	629,418
		2,996,527
Food Producers — 6.5%
Archer-Daniels-Midland Co.	22,157	1,200,466
BellRing Brands, Inc. *	16,556	903,627
Bunge Global SA	1,922	153,299
Conagra Brands, Inc.	57,194	1,044,362
Corteva, Inc.	20,115	1,450,895
Darling Ingredients, Inc. *	15,742	509,726
Flowers Foods, Inc.	49,505	784,654
General Mills, Inc.	23,146	1,133,691
Hershey Co. (The)	7,535	1,402,490
Hormel Foods Corp.	48,577	1,364,528
Ingredion, Inc.	10,741	1,412,871
J M Smucker Co. (The)	11,416	1,225,394
Kellanova	18,239	1,456,019
Kraft Heinz Co. (The)	46,742	1,283,535
McCormick & Co., Inc. (Non-Voting)	17,602	1,243,229
Mondelez International, Inc., Class A	18,550	1,200,000
Pilgrim's Pride Corp.	31,577	1,496,434
Post Holdings, Inc. *	12,435	1,315,747
The Campbell's Co.	28,999	925,648
Tyson Foods, Inc., Class A	24,770	1,295,471
US Foods Holding Corp. *	19,307	1,608,852
		24,410,938
Gas, Water & Multi-utilities — 2.4%
Atmos Energy Corp.	4,330	675,133
Duke Energy Corp.	12,709	1,545,923
MDU Resources Group, Inc.	29,332	505,977
National Fuel Gas Co.	17,313	1,502,595
NiSource, Inc.	36,866	1,564,962
UGI Corp.	40,246	1,456,100
WEC Energy Group, Inc.	13,873	1,513,267
		8,763,957
General Industrials — 2.0%
Eaton Corp. plc	4,199	1,615,439
Illinois Tool Works, Inc.	4,521	1,157,241
ITT, Inc.	5,867	997,155
Packaging Corp. of America	5,067	981,731
Parker-Hannifin Corp.	2,232	1,633,601
RPM International, Inc.	8,230	966,284
Valmont Industries, Inc.	745	271,143
		7,622,594
Health Care Providers — 2.5%
Chemed Corp.	1,154	475,794

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Cigna Group (The)	4,057	1,084,761
DaVita, Inc. *	9,355	1,313,161
Elevance Health, Inc.	2,505	709,115
Encompass Health Corp.	9,037	995,064
HCA Healthcare, Inc.	3,527	1,248,523
Tenet Healthcare Corp. *	8,863	1,429,425
UnitedHealth Group, Inc.	2,310	576,484
Universal Health Services, Inc., Class B	8,589	1,429,639
		9,261,966
Household Goods & Home Construction — 1.5%
DR Horton, Inc.	7,310	1,044,160
Lennar Corp., Class A	7,885	884,539
NVR, Inc. *	157	1,185,270
PulteGroup, Inc.	10,591	1,195,936
Toll Brothers, Inc.	9,696	1,147,619
		5,457,524
Industrial Engineering — 1.1%
Caterpillar, Inc.	2,654	1,162,505
Cummins, Inc.	4,346	1,597,676
Snap-on, Inc.	3,615	1,161,102
		3,921,283
Industrial Materials — 0.6%
Avery Dennison Corp.	5,152	864,351
International Paper Co.	29,237	1,366,537
		2,230,888
Industrial Metals & Mining — 2.8%
Carpenter Technology Corp.	5,034	1,255,429
Fastenal Co.	34,943	1,611,921
Freeport-McMoRan, Inc.	20,685	832,364
Mueller Industries, Inc.	4,584	391,336
Nucor Corp.	7,477	1,069,734
RBC Bearings, Inc. *	1,076	416,778
Reliance, Inc.	4,698	1,363,031
Southern Copper Corp. (Mexico)	15,665	1,475,017
Steel Dynamics, Inc.	10,823	1,380,582
Timken Co. (The)	10,111	769,346
		10,565,538
Industrial Support Services — 2.4%
Accenture plc, Class A (Ireland)	2,003	535,001
Booz Allen Hamilton Holding Corp.	7,260	779,216
Capital One Financial Corp.	7,695	1,654,425
Core & Main, Inc., Class A *	17,562	1,117,646
Genpact Ltd.	11,648	513,094
MSC Industrial Direct Co., Inc., Class A	11,131	964,167
Robert Half, Inc.	2,788	102,905

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Synchrony Financial	24,178	1,684,481
Western Union Co. (The)	40,357	324,874
WW Grainger, Inc.	1,320	1,372,193
		9,048,002
Industrial Transportation — 1.0%
Allison Transmission Holdings, Inc.	13,981	1,259,269
CSX Corp.	14,558	517,391
Landstar System, Inc.	851	113,498
PACCAR, Inc.	1,832	180,928
Ryder System, Inc.	4,511	801,650
Union Pacific Corp.	4,352	966,013
		3,838,749
Investment Banking & Brokerage Services — 1.8%
Ameriprise Financial, Inc.	2,123	1,100,118
Bank of New York Mellon Corp. (The)	16,443	1,668,142
Berkshire Hathaway, Inc., Class B *	3,007	1,418,943
Jefferies Financial Group, Inc.	16,954	977,568
State Street Corp.	9,428	1,053,579
Virtu Financial, Inc., Class A	13,486	595,272
		6,813,622
Leisure Goods — 0.6%
Electronic Arts, Inc.	3,708	565,433
Garmin Ltd.	6,774	1,481,880
Harley-Davidson, Inc.	3,469	84,401
		2,131,714
Life Insurance — 0.8%
Aflac, Inc.	13,720	1,363,219
Prudential Financial, Inc.	3,008	311,569
Unum Group	18,769	1,347,802
		3,022,590
Media — 0.8%
Fox Corp., Class A	20,352	1,134,828
Interpublic Group of Cos., Inc. (The)	19,852	488,359
Nexstar Media Group, Inc.	7,689	1,438,689
		3,061,876
Medical Equipment & Services — 3.9%
Abbott Laboratories	10,397	1,311,997
Becton Dickinson & Co.	3,082	549,366
Danaher Corp.	4,123	812,891
GE HealthCare Technologies, Inc.	9,921	707,566
Globus Medical, Inc., Class A *	6,879	362,042
Hologic, Inc. *	14,170	946,839
Labcorp Holdings, Inc.	4,184	1,088,175
Medtronic plc	13,799	1,245,222
QIAGEN NV	9,217	454,767

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Quest Diagnostics, Inc.	8,041	1,346,144
ResMed, Inc.	5,843	1,588,945
Revvity, Inc.	6,815	599,038
STERIS plc	4,528	1,025,547
Stryker Corp.	3,079	1,209,216
Thermo Fisher Scientific, Inc.	1,061	496,208
West Pharmaceutical Services, Inc.	2,826	676,149
		14,420,112
Mortgage Real Estate Investment Trusts — 0.5%
Rithm Capital Corp.	106,829	1,285,153
Starwood Property Trust, Inc.	34,226	666,038
		1,951,191
Nonequity Investment Instruments — 0.2%
Liberty Broadband Corp., Class C *	10,726	657,718
Non-life Insurance — 2.3%
American Financial Group, Inc.	1,630	203,587
Arch Capital Group Ltd.	3,637	313,000
Assured Guaranty Ltd.	152	12,856
Axis Capital Holdings Ltd.	6,360	596,823
Chubb Ltd.	3,705	985,678
Everest Group Ltd.	38	12,760
Fidelity National Financial, Inc.	21,945	1,238,356
Hartford Insurance Group, Inc. (The)	11,634	1,447,153
Marsh & McLennan Cos., Inc.	1,092	217,526
Old Republic International Corp.	32,666	1,181,529
Progressive Corp. (The)	5,439	1,316,456
Reinsurance Group of America, Inc.	3,152	606,603
WR Berkley Corp.	7,933	545,870
		8,678,197
Non-Renewable Energy — 5.9%
Antero Midstream Corp.	79,700	1,462,495
Baker Hughes Co.	9,581	431,624
Cheniere Energy, Inc.	6,112	1,441,699
Chevron Corp.	8,795	1,333,674
ConocoPhillips	14,146	1,348,680
Coterra Energy, Inc.	50,943	1,242,500
Devon Energy Corp.	8,647	287,253
DT Midstream, Inc.	11,889	1,221,357
EOG Resources, Inc.	10,154	1,218,683
Expand Energy Corp.	4,962	519,918
Exxon Mobil Corp.	12,282	1,371,162
Kinder Morgan, Inc.	52,711	1,479,071
Marathon Petroleum Corp.	8,769	1,492,396
Permian Resources Corp.	97,584	1,381,789
Phillips 66	9,872	1,219,982
Range Resources Corp.	6,129	225,057

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Targa Resources Corp.	7,289	1,212,963
Valero Energy Corp.	10,864	1,491,736
Viper Energy, Inc.	8,112	305,498
Williams Cos., Inc. (The)	24,371	1,461,041
		22,148,578
Personal Care, Drug & Grocery Stores — 5.6%
Albertsons Cos., Inc., Class A	69,107	1,328,237
Casey's General Stores, Inc.	2,879	1,497,454
Cencora, Inc.	4,930	1,410,374
Church & Dwight Co., Inc.	13,263	1,243,671
Clorox Co. (The)	11,581	1,454,110
Colgate-Palmolive Co.	15,621	1,309,821
CVS Health Corp.	16,198	1,005,896
Kenvue, Inc.	67,922	1,456,248
Kimberly-Clark Corp.	11,135	1,387,644
Kroger Co. (The)	22,247	1,559,515
McKesson Corp.	2,001	1,387,774
Performance Food Group Co. *	16,902	1,696,961
Procter & Gamble Co. (The)	8,849	1,331,509
Sprouts Farmers Market, Inc. *	9,226	1,398,108
Sysco Corp.	16,659	1,326,056
		20,793,378
Personal Goods — 0.5%
NIKE, Inc., Class B	3,057	228,327
Ralph Lauren Corp.	5,705	1,704,369
		1,932,696
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.9%
AbbVie, Inc.	6,792	1,283,824
Amgen, Inc.	4,281	1,263,323
Bristol-Myers Squibb Co.	21,964	951,261
Cardinal Health, Inc.	9,027	1,401,171
Eli Lilly & Co.	1,466	1,084,942
Exelixis, Inc. *	31,532	1,142,089
Gilead Sciences, Inc.	13,215	1,483,912
Halozyme Therapeutics, Inc. *	14,700	881,559
Jazz Pharmaceuticals plc *	7,463	855,484
Johnson & Johnson	6,955	1,145,767
Medpace Holdings, Inc. *	2,020	862,944
Merck & Co., Inc.	8,847	691,128
Organon & Co.	16,496	160,011
Pfizer, Inc.	18,635	434,009
Regeneron Pharmaceuticals, Inc.	1,096	597,824
Royalty Pharma plc, Class A	25,409	935,051
United Therapeutics Corp. *	5,142	1,412,507

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Viatris, Inc.	84,382	737,499
Zoetis, Inc.	5,701	831,149
		18,155,454
Precious Metals & Mining — 0.9%
Anglogold Ashanti plc (United Kingdom) (a)	14,842	686,442
Newmont Corp.	25,163	1,562,622
Royal Gold, Inc.	7,992	1,210,149
		3,459,213
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	1,565	243,733
Jones Lang LaSalle, Inc. *	5,514	1,490,765
		1,734,498
Real Estate Investment Trusts — 8.6%
Agree Realty Corp.	5,088	364,810
AvalonBay Communities, Inc.	5,616	1,046,148
Brixmor Property Group, Inc.	53,014	1,385,256
Camden Property Trust	9,696	1,058,803
Crown Castle, Inc.	5,859	615,722
CubeSmart	27,551	1,072,009
EPR Properties	17,063	939,148
Equity Residential	11,298	714,034
Essex Property Trust, Inc.	4,796	1,247,823
Federal Realty Investment Trust	3,010	277,402
First Industrial Realty Trust, Inc.	11,276	549,367
Gaming and Leisure Properties, Inc.	29,035	1,323,415
Highwoods Properties, Inc.	22,978	666,592
Host Hotels & Resorts, Inc.	80,703	1,268,651
Iron Mountain, Inc.	13,763	1,339,966
Kilroy Realty Corp.	15,676	577,817
Kimco Realty Corp.	53,308	1,131,729
Lamar Advertising Co., Class A	11,582	1,415,900
Mid-America Apartment Communities, Inc.	7,292	1,038,600
National Storage Affiliates Trust	8,030	236,564
NNN REIT, Inc.	14,597	602,272
Omega Healthcare Investors, Inc.	39,355	1,530,909
Park Hotels & Resorts, Inc.	61,937	660,248
Public Storage	4,025	1,094,559
Regency Centers Corp.	20,740	1,480,836
Simon Property Group, Inc.	8,916	1,460,352
STAG Industrial, Inc.	23,594	809,982
UDR, Inc.	9,879	388,146
Ventas, Inc.	15,516	1,042,365
VICI Properties, Inc.	45,359	1,478,703
Welltower, Inc.	9,560	1,578,069

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Weyerhaeuser Co.	16,845	421,967
WP Carey, Inc.	21,939	1,407,606
		32,225,770
Retailers — 3.9%
AutoZone, Inc. *	395	1,488,510
Best Buy Co., Inc.	10,309	670,704
Dick's Sporting Goods, Inc.	6,845	1,447,786
Gap, Inc. (The)	32,085	624,374
Lowe's Cos., Inc.	5,267	1,177,543
Macy's, Inc.	47,804	603,765
O'Reilly Automotive, Inc. *	16,205	1,593,276
Penske Automotive Group, Inc.	7,657	1,281,858
Ross Stores, Inc.	6,485	885,462
Target Corp.	6,052	608,226
TJX Cos., Inc. (The)	11,219	1,397,102
Tractor Supply Co.	20,856	1,187,749
Williams-Sonoma, Inc.	8,184	1,530,817
		14,497,172
Software & Computer Services — 4.1%
Adobe, Inc. *	339	121,257
Alphabet, Inc., Class A	2,598	498,556
Amdocs Ltd.	10,253	875,196
CACI International, Inc., Class A *	892	410,828
Cognizant Technology Solutions Corp., Class A	17,206	1,234,703
Dolby Laboratories, Inc., Class A	2,910	219,239
Gartner, Inc. *	2,429	822,581
Gen Digital, Inc.	34,961	1,031,000
Hewlett Packard Enterprise Co.	57,741	1,194,661
International Business Machines Corp.	5,247	1,328,278
Intuit, Inc.	1,912	1,501,169
Leidos Holdings, Inc.	4,496	717,786
Meta Platforms, Inc., Class A	2,134	1,650,521
Microsoft Corp.	3,067	1,636,244
Oracle Corp.	6,471	1,642,146
Science Applications International Corp.	2,437	271,677
SS&C Technologies Holdings, Inc.	2,277	194,638
		15,350,480
Technology Hardware & Equipment — 3.9%
Amphenol Corp., Class A	15,752	1,677,745
Analog Devices, Inc.	5,950	1,336,548
Apple, Inc.	6,420	1,332,599
Applied Materials, Inc.	5,234	942,434
Broadcom, Inc.	5,858	1,720,495
Cirrus Logic, Inc. *	3,284	330,732
KLA Corp.	1,585	1,393,262
Lam Research Corp.	10,958	1,039,257

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
NetApp, Inc.	9,506	989,860
NVIDIA Corp.	10,454	1,859,453
QUALCOMM, Inc.	6,089	893,622
Skyworks Solutions, Inc.	5,564	381,356
TD SYNNEX Corp.	4,522	652,932
		14,550,295
Telecommunications Equipment — 2.5%
Arista Networks, Inc. *	14,656	1,805,912
Ciena Corp. *	20,568	1,909,533
Cisco Systems, Inc.	22,758	1,549,365
Lumentum Holdings, Inc. *	10,501	1,155,950
Motorola Solutions, Inc.	3,570	1,567,158
Ubiquiti, Inc.	2,878	1,253,283
		9,241,201
Telecommunications Service Providers — 2.2%
AT&T, Inc.	51,683	1,416,631
Charter Communications, Inc., Class A *	3,748	1,009,561
Comcast Corp., Class A	41,615	1,382,867
Frontier Communications Parent, Inc. *	15,048	552,864
GCI Liberty, Inc., Class C *	2,145	71,321
GCI Liberty, Inc. Escrow ‡ *	2,678	—
Iridium Communications, Inc.	22,753	556,538
Liberty Global Ltd., Class C (Belgium) *	37,782	386,510
T-Mobile US, Inc.	6,390	1,523,440
Verizon Communications, Inc.	33,874	1,448,452
		8,348,184
Tobacco — 0.8%
Altria Group, Inc.	24,359	1,508,797
Philip Morris International, Inc.	7,904	1,296,651
		2,805,448
Travel & Leisure — 1.2%
Booking Holdings, Inc.	145	798,089
Boyd Gaming Corp.	5,677	481,977
Darden Restaurants, Inc.	5,607	1,130,764
Expedia Group, Inc.	6,597	1,188,911
Travel + Leisure Co.	4,663	276,283
United Airlines Holdings, Inc. *	5,987	528,712
		4,404,736
Waste & Disposal Services — 1.0%
Clean Harbors, Inc. *	3,857	909,519
Republic Services, Inc.	5,798	1,337,309
Waste Management, Inc.	6,161	1,411,855
		3,658,683
Total Common Stocks (Cost $314,271,139)		371,929,650

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.4%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c)(Cost $693,826)	693,826	693,826
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (b) (c)(Cost $705,404)	705,404	705,404
Total Short-Term Investments (Cost $1,399,230)		1,399,230
Total Investments — 100.1% (Cost $315,670,369)		373,328,880
Liabilities in Excess of Other Assets — (0.1)%		(214,396)
NET ASSETS — 100.0%		373,114,484

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $665,815.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	09/19/2025	USD	637,150	20,421

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$373,328,880	$—	$— (b)	$373,328,880
Appreciation in Other Financial Instruments
Futures Contracts (a)	$20,421	$—	$—	$20,421

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$182,000	$4,792,678	$4,269,274	$—	$—	$705,404	705,404	$4,029	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	712,498	15,025,345	15,044,017	—	—	693,826	693,826	28,248	—
Total	$894,498	$19,818,023	$19,313,291	$—	$—	$1,399,230		$32,277	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.